Summary of Significant Accounting Policies - Cash and cash equivalents (Details) - Fair value on a recurring basis - USD ($) $ in Thousands	Aug. 31, 2025	May 31, 2025
Cost or amortized cost | Cash
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	$ 1,697	$ 534
Cost or amortized cost | Money market funds | Level 1 securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	2,603	11,369
Cost or amortized cost | U.S. treasuries | Level 2 securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	5,032
Total estimated fair value | Cash
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	1,697	534
Total estimated fair value | Money market funds | Level 1 securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	2,603	$ 11,369
Total estimated fair value | U.S. treasuries | Level 2 securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	$ 5,032